Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Board of Directors and the Compensation Committee, in particular, consider Company performance in connection with the determination of compensation for the executive officers and certain senior managers of the Company. The Company makes an effort to align executive officer compensation with shareholder value on an annual and long-term basis. The Company believes that its history of growth over many decades is, in part, a result of its compensation programs that encourage longer-term growth and the building of long-term shareholder value rather than short-term results and that compensation has been aligned and balanced with shareholder returns.
During the periods presented in the table and charts below, the Board of Directors and Compensation Committee retained Fredrick W. Cook, Inc. to review the Company’s compensation programs and procedures applicable to the Company’s executive officers and directors. The consultant was asked to provide a comparison of the compensation programs of companies similar in size, operation and organization to the Company, including a review of a peer group of companies determined by the Committee to be appropriate for comparison. As a result of this review, during the periods presented in the following tables and charts, the Company made appropriate and necessary adjustments to the named executive officers’ compensation, including a shift to a larger percentage of the named executive officers’ compensation to long-term incentive awards.
As required by Item 402(v) of Regulation S-K, we are providing the following table that illustrates the relationship between executive “compensation actually paid” (as defined by Item 402(v) of Regulation S-K) and certain measures of financial performance of the Company. The table below illustrates the compensation for our principal executive officer (PEO, also known as our CEO) and the average compensation amounts for our remaining named executive officers (NEOs).
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1,3)	Average Summary Compensation Table Total for remaining NEOs(1)		Value of Initial Fixed $100 Investment Based On:		Net Income	Net Operating Income(2)	Underwriting Income(2)
				Compensation Actually Paid to remaining NEOs(1,3)	Old Republic Total Shareholder Return (TSR)	Peer Group TSR(4)
							($ Millions)
2023	$5,887,317	$8,767,147	$2,545,333	$3,466,466	$180.36	$147.60	$598.6	$749.5	$430.6
2022	4,540,010	5,056,150	2,056,345	2,196,828	142.78	138.20	686.4	845.1	665.8
2021	2,392,292	3,259,180	1,243,941	1,471,040	133.84	124.70	1,534.3	935.9	785.9
2020	1,882,098	1,643,582	1,268,335	1,175,383	92.36	92.69	558.6	670.8	435.2
1.
Mr. Smiddy was the Company's CEO for each year presented. For 2023, the remaining NEOs were Messrs. Sodaro, Gray, Lange, and Oberst. For 2022, the remaining NEOs were Messrs. Sodaro, Gray, Oberst, and Yeager. Mr. Yeager retired from the Company on June 31, 2023. For 2021, the remaining NEOs were Messrs. Mueller, Sodaro, Gray, Oberst, and Yeager. Mr. Mueller retired from the Company on June 30, 2021. Mr. Sodaro was appointed the Company's CFO on July 1, 2021 and became an NEO at that time. For 2020, the remaining NEOs were Messrs. Mueller, Gray, Oberst, and Yeager.

2.
The Company has determined that net operating income and underwriting income are the financial measures that best link company performance to compensation actually paid to the Company's NEOs for the most recently completed fiscal year. Net operating income reflects net income excluding investment gains (losses) which is used in calculating operating return on equity, one of the performance measures of our long-term incentive compensation plan. Underwriting income reflects net premiums and fees earned and the associated combined ratio, both of which are performance measures of our short-term incentive compensation plans. The evaluation of periodic and long-term results via these measures excluding consideration of all investment gains (losses) provides a better way to analyze, evaluate and establish accountability for the results of the insurance operations.

3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the CEO and the remaining NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2023		2022		2021		2020
	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs
Total Compensation as reported on Summary Compensation Table	$5,887,317	$2,545,333	$4,540,010	$2,056,345	$2,392,292	$1,243,941	$1,882,098	$1,268,335
Deduct change in present value (PV) of pension benefits as reported on Summary Compensation Table(i)	—	(8,275)	—	—	—	(1,159)	—	(42,264)
Deduct fair value of stock options granted as reported in Summary Compensation Table	(652,000)	(244,500)	(554,400)	(213,860)	(261,800)	(93,500)	(220,800)	(65,550)
Deduct fair value of stock awards granted as reported in Summary Compensation Table	(1,993,420)	(668,525)	(1,638,000)	(503,100)	—	—	—	—
Add fair value at year end of stock options granted in current year	1,360,000	510,000	678,600	262,015	530,600	189,500	118,800	45,163
Add fair value at year end of stock awards granted in current year	2,410,800	808,500	1,690,500	519,023	—	—	—	—
Add change in fair value at year end from fair value of prior year end of unvested stock option awards granted in prior fiscal years	878,792	272,926	240,000	56,788	423,913	93,752	(101,573)	(19,009)
Add change in fair value at year end from fair value of prior year end of unvested stock awards granted in prior fiscal years	245,123	70,035	—	—	—	1,830	—	(1,999)
Add change in fair value at year end from prior year fair value of stock option awards granted in prior fiscal years that vested in current fiscal year	508,158	146,007	99,440	19,903	174,175	34,121	(34,943)	(6,896)
Add change in fair value at year end from prior year fair value of stock awards granted in prior fiscal years that vested in current fiscal year	122,378	34,965	—	(286)	—	2,555	—	(2,397)
Compensation Actually Paid	$8,767,147	$3,466,466	$5,056,150	$2,196,828	$3,259,180	$1,471,040	$1,643,582	$1,175,383
i.
Represents aggregate change in the actuarial present value of the named executive officer's accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table.

4.
The Peer Group consists of American Financial Group, Inc.; American International Group, Inc.; W.R. Berkley Corporation; Chubb Limited; Cincinnati Financial Corporation; CNA Financial Corporation; Fidelity National Financial, Inc.; First American Financial Corporation; The Hartford Financial Services Group, Inc.; Stewart Information Services Corporation; and The Travelers Companies, Inc.

Company Selected Measure Name	net operating income
Named Executive Officers, Footnote
1.
Mr. Smiddy was the Company's CEO for each year presented. For 2023, the remaining NEOs were Messrs. Sodaro, Gray, Lange, and Oberst. For 2022, the remaining NEOs were Messrs. Sodaro, Gray, Oberst, and Yeager. Mr. Yeager retired from the Company on June 31, 2023. For 2021, the remaining NEOs were Messrs. Mueller, Sodaro, Gray, Oberst, and Yeager. Mr. Mueller retired from the Company on June 30, 2021. Mr. Sodaro was appointed the Company's CFO on July 1, 2021 and became an NEO at that time. For 2020, the remaining NEOs were Messrs. Mueller, Gray, Oberst, and Yeager.

Peer Group Issuers, Footnote
4.
The Peer Group consists of American Financial Group, Inc.; American International Group, Inc.; W.R. Berkley Corporation; Chubb Limited; Cincinnati Financial Corporation; CNA Financial Corporation; Fidelity National Financial, Inc.; First American Financial Corporation; The Hartford Financial Services Group, Inc.; Stewart Information Services Corporation; and The Travelers Companies, Inc.

PEO Total Compensation Amount	$ 5,887,317	$ 4,540,010	$ 2,392,292	$ 1,882,098
PEO Actually Paid Compensation Amount	$ 8,767,147	5,056,150	3,259,180	1,643,582
Adjustment To PEO Compensation, Footnote
3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the CEO and the remaining NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2023		2022		2021		2020
	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs
Total Compensation as reported on Summary Compensation Table	$5,887,317	$2,545,333	$4,540,010	$2,056,345	$2,392,292	$1,243,941	$1,882,098	$1,268,335
Deduct change in present value (PV) of pension benefits as reported on Summary Compensation Table(i)	—	(8,275)	—	—	—	(1,159)	—	(42,264)
Deduct fair value of stock options granted as reported in Summary Compensation Table	(652,000)	(244,500)	(554,400)	(213,860)	(261,800)	(93,500)	(220,800)	(65,550)
Deduct fair value of stock awards granted as reported in Summary Compensation Table	(1,993,420)	(668,525)	(1,638,000)	(503,100)	—	—	—	—
Add fair value at year end of stock options granted in current year	1,360,000	510,000	678,600	262,015	530,600	189,500	118,800	45,163
Add fair value at year end of stock awards granted in current year	2,410,800	808,500	1,690,500	519,023	—	—	—	—
Add change in fair value at year end from fair value of prior year end of unvested stock option awards granted in prior fiscal years	878,792	272,926	240,000	56,788	423,913	93,752	(101,573)	(19,009)
Add change in fair value at year end from fair value of prior year end of unvested stock awards granted in prior fiscal years	245,123	70,035	—	—	—	1,830	—	(1,999)
Add change in fair value at year end from prior year fair value of stock option awards granted in prior fiscal years that vested in current fiscal year	508,158	146,007	99,440	19,903	174,175	34,121	(34,943)	(6,896)
Add change in fair value at year end from prior year fair value of stock awards granted in prior fiscal years that vested in current fiscal year	122,378	34,965	—	(286)	—	2,555	—	(2,397)
Compensation Actually Paid	$8,767,147	$3,466,466	$5,056,150	$2,196,828	$3,259,180	$1,471,040	$1,643,582	$1,175,383
i.
Represents aggregate change in the actuarial present value of the named executive officer's accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 2,545,333	2,056,345	1,243,941	1,268,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,466,466	2,196,828	1,471,040	1,175,383
Adjustment to Non-PEO NEO Compensation Footnote
3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the CEO and the remaining NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2023		2022		2021		2020
	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs
Total Compensation as reported on Summary Compensation Table	$5,887,317	$2,545,333	$4,540,010	$2,056,345	$2,392,292	$1,243,941	$1,882,098	$1,268,335
Deduct change in present value (PV) of pension benefits as reported on Summary Compensation Table(i)	—	(8,275)	—	—	—	(1,159)	—	(42,264)
Deduct fair value of stock options granted as reported in Summary Compensation Table	(652,000)	(244,500)	(554,400)	(213,860)	(261,800)	(93,500)	(220,800)	(65,550)
Deduct fair value of stock awards granted as reported in Summary Compensation Table	(1,993,420)	(668,525)	(1,638,000)	(503,100)	—	—	—	—
Add fair value at year end of stock options granted in current year	1,360,000	510,000	678,600	262,015	530,600	189,500	118,800	45,163
Add fair value at year end of stock awards granted in current year	2,410,800	808,500	1,690,500	519,023	—	—	—	—
Add change in fair value at year end from fair value of prior year end of unvested stock option awards granted in prior fiscal years	878,792	272,926	240,000	56,788	423,913	93,752	(101,573)	(19,009)
Add change in fair value at year end from fair value of prior year end of unvested stock awards granted in prior fiscal years	245,123	70,035	—	—	—	1,830	—	(1,999)
Add change in fair value at year end from prior year fair value of stock option awards granted in prior fiscal years that vested in current fiscal year	508,158	146,007	99,440	19,903	174,175	34,121	(34,943)	(6,896)
Add change in fair value at year end from prior year fair value of stock awards granted in prior fiscal years that vested in current fiscal year	122,378	34,965	—	(286)	—	2,555	—	(2,397)
Compensation Actually Paid	$8,767,147	$3,466,466	$5,056,150	$2,196,828	$3,259,180	$1,471,040	$1,643,582	$1,175,383
i.
Represents aggregate change in the actuarial present value of the named executive officer's accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s net income over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and NEO Compensation Actually Paid and Net Operating Income and Underwriting Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s net operating income and underwriting income over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between CEO and NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Tabular List, Table
2.
The Company has determined that net operating income and underwriting income are the financial measures that best link company performance to compensation actually paid to the Company's NEOs for the most recently completed fiscal year. Net operating income reflects net income excluding investment gains (losses) which is used in calculating operating return on equity, one of the performance measures of our long-term incentive compensation plan. Underwriting income reflects net premiums and fees earned and the associated combined ratio, both of which are performance measures of our short-term incentive compensation plans. The evaluation of periodic and long-term results via these measures excluding consideration of all investment gains (losses) provides a better way to analyze, evaluate and establish accountability for the results of the insurance operations.

Tabular List of Financial Performance Measures
The four items listed below represent the additional most important metrics used to determine compensation actually paid to company performance for the most recently completed year.
•	Growth in Net Premium and Fees Earned
•	Combined Ratio
•	Growth in Book Value per Share, Inclusive of Dividends
•	Operating Return on Equity

Total Shareholder Return Amount	$ 180.36	142.78	133.84	92.36
Peer Group Total Shareholder Return Amount	147.6	138.2	124.7	92.69
Net Income (Loss)	$ 598,600,000	$ 686,400,000	$ 1,534,300,000	$ 558,600,000
Company Selected Measure Amount	749,500,000	845,100,000	935,900,000	670,800,000
PEO Name	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy
Measure:: 1
Pay vs Performance Disclosure
Name	net operating income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Description of Relationship Between CEO and NEO Compensation Actually Paid and Net Operating Income and Underwriting Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s net operating income and underwriting income over the four most recently completed fiscal years.

Other Performance Measure, Amount	430,600,000	665,800,000	785,900,000	435,200,000
Name	underwriting income
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Net Premium and Fees Earned
Measure:: 4
Pay vs Performance Disclosure
Name	Combined Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Book Value per Share, Inclusive of Dividends
Measure:: 6
Pay vs Performance Disclosure
Name	Operating Return on Equity
PEO | Change in Present Value (PV) of Pension Benefits as Reported on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Fair Value of Stock Options Granted as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(652,000)	(554,400)	(261,800)	(220,800)
PEO | Fair Value of Stock Awards Granted as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,993,420)	(1,638,000)	0	0
PEO | Fair Value at Year End of Stock Options Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,000	678,600	530,600	118,800
PEO | Fair Value at Year End of Stock Awards Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,410,800	1,690,500	0	0
PEO | Change in Fair Value at Year End from Fair Value of Prior Year End of Unvested Stock Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	878,792	240,000	423,913	(101,573)
PEO | Change in Fair Value at Year End from Fair Value of Prior Year End of Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,123	0	0	0
PEO | Change in Fair Value at Year End from Prior Year Fair Value of Stock Option Awards Granted in Prior Fiscal Years that Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,158	99,440	174,175	(34,943)
PEO | Change in Fair Value at Year End from Prior Year Fair Value of Stock Awards Granted in Prior Fiscal Years that Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,378	0	0	0
Non-PEO NEO | Change in Present Value (PV) of Pension Benefits as Reported on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,275)	0	(1,159)	(42,264)
Non-PEO NEO | Fair Value of Stock Options Granted as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,500)	(213,860)	(93,500)	(65,550)
Non-PEO NEO | Fair Value of Stock Awards Granted as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,525)	(503,100)	0	0
Non-PEO NEO | Fair Value at Year End of Stock Options Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,000	262,015	189,500	45,163
Non-PEO NEO | Fair Value at Year End of Stock Awards Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,500	519,023	0	0
Non-PEO NEO | Change in Fair Value at Year End from Fair Value of Prior Year End of Unvested Stock Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,926	56,788	93,752	(19,009)
Non-PEO NEO | Change in Fair Value at Year End from Fair Value of Prior Year End of Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,035	0	1,830	(1,999)
Non-PEO NEO | Change in Fair Value at Year End from Prior Year Fair Value of Stock Option Awards Granted in Prior Fiscal Years that Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,007	19,903	34,121	(6,896)
Non-PEO NEO | Change in Fair Value at Year End from Prior Year Fair Value of Stock Awards Granted in Prior Fiscal Years that Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,965	$ (286)	$ 2,555	$ (2,397)